Share-Based Payments (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2015	Apr. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
As of January 31, 2015, $158 of stock compensation is included within accrued liabilities line item on the balance sheet. Stock-based compensation expense was recognized as follows (in thousands):

	Three Months Ended		Nine Months Ended
	January 31,		January 31,
	2015	2014	2015	2014

General and administrative	$474	$866	$1,530	$1,686
Sales and marketing	114	63	447	189
Research and development	65	4	267	19
TOS cost of sales	2	2	20	12
POS cost of sales	2	6	20	62

Total stock-based compensation expense	$657	$941	$2,284	$1,968

Stock-based compensation costs were recorded as follows (in thousands):

	Year Ended April 30,
	2014	2013

General and administrative	$2,298	$1,984
Sales and marketing	352	263
Research and development	36	37
TOS cost of sales	56	20
POS cost of sales	65	72

Total stock-based compensation expense	$2,807	$2,376

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Black-Scholes assumptions used to calculate the fair value of options granted during the three and nine months ended January 31, 2015 and 2014 were as follows (in thousands):

	Three Months Ended		Nine Months Ended
	January 31,		January 31,
	2015	2014	2015	2014

Expected term in years	-	5 - 6	3 - 6	5 - 6
Risk-free interest rates	-	1.4% - 2.1%	0.79% - 1.94%	0.8% - 2.4%
Volatility	-	97% - 102%	85.8% - 102.1%	97% - 102%
Dividend yield	-	0%	0%	0%

Black-Scholes assumptions used to calculate the fair value of options granted during the years ended April 30, 2014 and 2013 were as follows:

	Year Ended April 30,
	2014	2013

Expected term in years	3.0 - 6.0	3.0 - 6.0
Risk-free interest rates	0.7% - 2.4%	0.7% - 1.3%
Volatility	84% - 102%	88% - 104%
Dividend yield	0%	0%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The Company’s stock options activity for the nine months ended January 31, 2015 is as follows:

					Weighted
				Weighted	Average
		Directors		Average	Remaining	Aggregate
	Non-	and		Exercise	Contractual	Intrinsic
	Employees	Employees	Total	Price	Life (Years)	Value

Outstanding, May 1, 2014	765,000	22,586,037	23,351,037	$1.01	7.5	$985
Granted	80,000	1,013,175	1,093,175	0.72	5.9	-
Exercised	-	(3,750)	(3,750)	0.49
Forfeited	-	(101,250)	(101,250)	0.96
Expired	(150,000)	(199,204)	(349,204)	1.04

Outstanding, January 31, 2015	695,000	23,295,008	23,990,008	1.00	6.6	63

Vested and expected to vest as of January 31, 2015	695,000	23,295,008	23,990,008	1.00	6.6	63

Exercisable as of January 31, 2015	487,500	16,544,466	17,031,966	0.91	5.8	62

The Company’s stock options activity and related information as of and for the years ended April 30, 2014 and 2013 is as follows (dollars in thousands):

					Weighted
				Weighted	Average
		Directors		Average	Remaining	Aggregate
	Non-	and		Exercise	Contractual	Intrinsic
	Employees	Employees	Total	Price	Life (Years)	Value

Outstanding, May 1, 2013	765,000	13,125,205	13,890,205	$0.85	7.0	$89,000
Granted	-	9,793,332	9,793,332	1.23
Exercised	-	(33,750)	(33,750)	0.63
Canceled	-	-	-	-
Forfeited	-	(72,500)	(72,500)	0.82
Expired	-	(226,250)	(226,250)	0.73

Outstanding, April 30, 2014	765,000	22,586,037	23,351,037	1.01	7.5	$985,000

Vested and expected to vest as of April 30, 2014	765,000	22,586,037	23,351,037		7.5	$985,000

Exercisable as of April 30, 2014	522,292	13,042,285	13,564,577	0.85	6.1	$927,000

					Weighted
				Weighted	Average
		Directors		Average	Remaining	Aggregate
	Non-	and		Exercise	Contractual	Intrinsic
	Employees	Employees	Total	Price	Life (Years)	Value

Outstanding, May 1, 2012	1,410,000	13,456,038	14,866,038	$0.88	7.6	$-
Granted	130,000	611,250	741,250	0.41
Exercised	-	-	-	-
Canceled	-	(25,000)	(25,000)	0.62
Forfeited	-	(551,250)	(551,250)	0.72
Expired	(775,000)	(365,833)	(1,140,833)	0.95

Outstanding, April 30, 2013	765,000	13,125,205	13,890,205	0.85	7.0	$89,000

Vested and expected to vest as of April 30, 2013	765,000	13,125,205	13,890,205		7.0	$89,000

Exercisable as of April 30, 2013	458,334	10,886,120	11,344,454	0.86	6.9	$54,000

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
A summary of the activity related to restricted stock grants for the years ended April 30, 2014 and 2013 is as follows (dollars in thousands):

	2014		2013
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
	Total	Fair Value	Total	Fair Value
	Shares	Per Share	Shares	Per Share

Nonvested, beginning of period	50,000	$0.30	25,000	$0.75
Granted	-	-	100,000	0.30
Vested	(50,000)	0.30	(75,000)	0.45
Forfeited	-	-	-
Expired	-	-	-

Nonvested, end of period	-	-	50,000	0.30

Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Assumptions used to calculate the fair value of these warrants were as follows:

	January 31,	April 30,
	2015	2014

Expected term in years	1.2 - 3.0	1.9 - 3.7
Risk-free interest rates	0.6% - 1.05%	0.4% - 1.17%
Volatility	73% - 100%	95% - 113%
Dividend yield	0%	0%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Activity related to these warrants, which expire at various dates through April 2016, is summarized as follows (dollars in thousands):

			Weighted
		Weighted	Average
	Number	Average	Remaining	Aggregate
	of	Exercise	Contractual	Intrinsic
	Shares	Price	Life (Years)	Value

Outstanding, May 1, 2014	3,276,667	$0.61	2.9	$984
Granted	-	-	-	-
Exercised	-	-	-	-
Expired	(150,000)	-	-	-

Outstanding, January 31, 2015	3,126,667	$0.60	2.3	$-

Activity related to these warrants, which expire at various dates through April 2016, is summarized as follows (dollars in thousands):

Weighted
		Weighted	Average
	Number	Average	Remaining	Aggregate
	of	Exercise	Contractual	Intrinsic
	Shares	Price	Life (Years)	Value

Outstanding, May 1, 2013	3,276,667	$0.61	3.9	$-
Granted	-	-	-
Exercised	-	-
Forfeited	-	-
Expired	-	-

Outstanding, April 30, 2014	3,276,667	$0.61	2.9	$984,333

Weighted
		Weighted	Average
	Number	Average	Remaining	Aggregate
	of	Exercise	Contractual	Intrinsic
	Shares	Price	Life (Years)	Value

Outstanding, May 1, 2012	1,416,667	$0.50	3.8	$-
Granted	1,860,000	0.66	4.8
Exercised	-	-
Forfeited	-	-
Expired	-	-

Outstanding, April 30, 2013	3,276,667	$0.61	3.9	$-